Goldman Sachs Investment Grade Credit Fund Average Annual Total Returns - Class A Inst Inv Separate Account Inst R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.83%	(0.05%)	3.14%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	(0.98%)	2.64%
Performance Inception Date	Nov. 03, 2003
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.93%	(2.00%)	1.41%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	(0.85%)	1.67%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.21%	0.11%	3.38%
Performance Inception Date	Nov. 03, 2003
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.13%	0.03%	3.29%
Performance Inception Date	Jul. 29, 2011
Separate Account Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	0.10%	3.39%
Performance Inception Date	Nov. 03, 2003
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	0.12%	3.39%
Performance Inception Date	Jul. 31, 2015